Intangible Assets, Net - Schedule of Intangible Assets (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amount of revenue generated	$ 182,887	$ 180,244	$ 148,200
Content Copyrights [Member]
Finite-Lived Intangible Assets [Line Items]
Net book value acquired from barter transactions	1,401	1,987
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amount of revenue generated				$ 27	$ 303